Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 60,705	$ 59,096
Accrued payroll	17,188	11,617
Accrued interest	1,567	1,977
Due to related parties (note 20)	0	1,191
Taxes payable	511	695
Other payables	7,179	5,367
Total accounts payable and accrued liabilities	$ 87,150	$ 79,943